SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of common Stock reflected on the balance sheet

		For the Period from
	For the Three	February 8, 2021
	Months ended	(inception)
	March 31,	through
	2022	December 31, 2021
Contingently redeemable Class A Common Stock – Opening Balance	$117,300,000	$—
Gross Proceeds	—	115,000,000
Less:
Proceeds allocated to public warrants and private warrants	—	(10,614,500)
Issuance costs related to Class A Common Stock	—	(6,146,054)
Plus:
Re-measurement of carrying value to redemption value	—	19,060,554
Contingently redeemable Class A Common Stock - Ending Balance	117,300,000	117,300,000

As of December 31, 2021
Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants and private warrants	(10,614,500)
Issuance costs related to Class A Common Stock	(6,146,054)
Plus:
Re-measurement of carrying value to redemption value	19,060,554
Contingently redeemable Class A Common Stock	117,300,000

Reconciliation of Net Income per Common Share

		For the
	For the	Period from
	Three Months	February 8, 2021
	Ended	(inception) Through
	March 31, 2022	March 31, 2021
Redeemable Class A Common Stock subject to possible redemption
Numerator: earnings allocable to redeemable Class A Common Stock subject to possible redemption	$1,687,692	$—

Denominator: weighted average number of redeemable Class A Common Stock	11,500,000	—
Basic and diluted net income per redeemable Class A Common Stock	$0.15	$—

Non-redeemable Class A and Class B common stock
Numerator: net income (loss) allocable to non-redeemable Class A and Class B common stock	$507,816	$(845)

Denominator: weighted average number of non-redeemable Class A and Class B common stock
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,460,275	2,875,000
Basic and diluted net income per non-redeemable Class and Class B common stock	$0.15	$0.00

For the period of
February 8, 2021 (inception)
Through
December 31, 2021
Redeemable Class A common shares
Numerator:
Net income allocable to common stock subject to possible redemption	$3,671,658

Denominator: weighted average number of redeemable common share	8,264,526
Basic and diluted net income per redeemable common share	$0.44

Non-redeemable Class A and Class B common shares
Numerator:
Net income allocable to common stock not subject to redemption	$1,464,132

Denominator: weighted average number of non-redeemable common shares	3,295,610
Basic and diluted net loss per non-redeemable private placement and common share	$0.44